RECEIVABLES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
RECEIVABLES AND OTHER CURRENT ASSETS
RECEIVABLES AND OTHER CURRENT ASSETS

	Notes	September 30, 2017	December 31, 2016
Gold receivables		$1.5	$2.7
Receivables from governments[1]		33.6	40.4
Receivables from related parties	29	0.1	1.2
Other receivables		4.9	4.9
Total receivables		40.1	49.2
Marketable securities and warrants		—	0.2
Prepaid expenses		6.0	7.2
Derivatives	19(a)	10.7	4.4
		$56.8	$61.0

1	Receivables from governments relate primarily to value added tax.